INVESTMENT AND LONG TERM LOANS TO AFFILIATE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total investment in affiliate	$ 814	$ 266
Assets	96,285	89,338	103,430
Net income (loss)	1,637	(8,486)	1,958
Pointer Brazil [Member]
Percentage of share capital held, parent	48.00%
Percentage of share capital that can be additionally acquired, parent	4.00%
Invested in equity	3,830	3,830
Accumulated foreign currency translation differences	(153)	(96)
Accumulated net loss	(3,430)	(3,468)
Total investment in affiliate	247	266
Assets	5,991
Liabilities	4,586
Net income (loss)	243
Receivable from related party	567
Pointer Brazil [Member] | Loan One [Member]
Receivable from related party	434
Loans to related party, interest rate	21.00%
Pointer Brazil [Member] | Loan Two [Member]
Receivable from related party	$ 286
Loans to related party, interest rate	6.00%